FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 11:	FAIR VALUE MEASUREMENTS

In accordance with ASC 820 "Fair Value Measurements and Disclosures", the Company measures its earn-out liability at fair value. Earn-out liability is classified within Level 3 as the valuation inputs are based on inputs that are unobservable.

The measurement of earn-out liability is based on of the revenues derived from two businesses acquired: Alvarion and OTI, over a period of two and seven years following the acquisition dates, respectively. During the year ended December 31, 2017, the Company had an adjustment through the statement of operations of 635 mainly as a result of the updated revenue forecast for the OTI acquisition.

The Company's financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	December 31, 2017
Description	Fair Value	Level 1	Level 2	Level 3
Earn-out liability *	698	-	-	698
Total financial liability	$698	-	-	$698

	December 31, 2016
Description	Fair Value	Level 1	Level 2	Level 3
Earn-out liability *	1,333	-	-	1,333
Total financial liability	$1,333	-	-	$1,333

(*)
Excluding liability in the amount of $612 and $292 for the year ended December 31, 2017 and 2016, respectively, to former CEO of Prevision related to the  acquisition agreement , which is not measured at fair value.